PROPERTY PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			₪ 41,209
Changes during
Ending Balance			39,392	₪ 41,209
US Dollars [Member]
Changes during
Ending Balance | $	[1]	$ 10,510
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			78,598	77,204
Changes during
Additions			2,143	2,650
Dispositions			(1,130)	(1,256)
Ending Balance			79,611	78,598
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			37,389	34,963
Changes during
Additions			3,614	3,682
Dispositions			(784)	(1,256)
Ending Balance			40,219	37,389
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			41,209
Changes during
Ending Balance			39,392	41,209
Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		10,994
Changes during
Dispositions
Ending Balance			10,510
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			54,487	54,477
Changes during
Additions			592	10
Dispositions
Ending Balance			55,079	54,487
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			18,701	17,038
Changes during
Additions			1,826	1,663
Dispositions
Ending Balance			20,527	18,701
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			35,786
Changes during
Ending Balance			34,552	35,786
Land and buildings [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		9,548
Changes during
Dispositions
Ending Balance			9,219
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			5,093	4,388
Changes during
Additions			407	705
Dispositions
Ending Balance			5,500	5,093
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			3,744	2,850
Changes during
Additions			404	894
Dispositions
Ending Balance			4,148	3,744
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,349
Changes during
Ending Balance			1,352	1,349
Machinery and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		360
Changes during
Dispositions
Ending Balance			361
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			12,555	12,392
Changes during
Additions			815	1,419
Dispositions			(1,130)	(1,256)
Ending Balance			12,240	12,555
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			10,147	10,582
Changes during
Additions			1,079	821
Dispositions			(784)	(1,256)
Ending Balance			10,442	10,147
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			2,408
Changes during
Ending Balance			1,798	2,408
Motor vehicles [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		642
Changes during
Dispositions
Ending Balance			480
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			4,780	4,584
Changes during
Additions			264	196
Dispositions
Ending Balance			5,044	4,780
Computers [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			3,909	3,649
Changes during
Additions			241	260
Dispositions
Ending Balance			4,150	3,909
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			871
Changes during
Ending Balance			894	871
Computers [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		232
Changes during
Dispositions
Ending Balance			239
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			1,683	1,363
Changes during
Additions			65	320
Dispositions
Ending Balance			1,748	1,683
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			888	844
Changes during
Additions			64	44
Dispositions
Ending Balance			952	888
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance			795
Changes during
Ending Balance			796	₪ 795
Office furniture and equipment [Member] | Net book value [Member] | US Dollars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Begining Balance | $		$ 212
Changes during
Dispositions
Ending Balance			₪ 212

[1]	Convenience Translation into US Dollars.